Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        The accompanying consolidated financial statements include the financial statements of Perfect World Co., Ltd. (the "Company") and its subsidiaries and variable interest entities ("VIEs"). The Company was incorporated in the Cayman Islands on June 28, 2006. The Company has been listed on the NASDAQ in the United States of America since July 26, 2007. The Company, all the subsidiaries and the VIEs are collectively referred to as the "Group."

        Details of the subsidiaries and VIEs as of December 31, 2012 are described below:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holding Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment")	100%	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy")	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management")	100%	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL")	100%	Korea, November 2011 *
Zongheng Limited ("Zongheng Cayman")	70%	Cayman Islands, acquired in January 2012
Zongheng Online LIMITED ("Zongheng Hong Kong")	70%	Hong Kong, China, acquired in January 2012
Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	70%	Beijing, China, acquired in January 2012
Perfect Play SDN. BHD. ("Perfect Play")	100%	Labuan, Malaysia, November 2012

VIEs	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. ("PW Literature")	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")	100%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. ("Trendsters Investment")	100%	Tianjin, China, November 2011
Beijing Neon Culture Communication Co., Ltd. ("Neon Culture")	90%	Beijing, China, August 2012
*
NGL was incorporated in November 2011 in Korea in accordance with joint venture agreement between the Group and Nexon, in which the Group held 51% equity interest. In October 2012, the Group further entered into a share transfer agreement with Nexon, to acquire the remaining 49% equity interest for a consideration of approximately RMB5,676,060. The Group holds 100% equity in NGL after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB(522,914), was recorded in additional paid-in capital of the Group.

        The Group is principally engaged in research, development, operation and licensing of online games. The Group's principal operations and geographic markets are in the People's Republic of China (the "PRC"), United States of America, Europe, Japan and Southeast Asia Region.